AmericaFirst Quantitative Funds

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Tactical Alpha Fund

AmericaFirst Quantitative Strategies Fund

AmericaFirst Seasonal Trends Fund

Incorporated herein by reference is the definitive version of the prospectus for the AmericaFirst Quantitative Funds filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 19, 2016 (Accession Number: 0001580642-16-008809).